U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: The Schwab ETF Fixed
Income Funds, 211 Main Street, San Francisco, CA
94105.



2
Name of each series or class of
securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number:
811-22311.
Securities Act File Number: 	333-160595.



4 (a)
Last
day of fiscal year for which this Form is filed:
December 31, 2011



4 (b)
[  ]  Check box if this Form
 is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See
 Instruction A.2).



Note: If the Form is being filed
 late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last time
 the issuer will be filing this Form.



5
Calculation
 of registration fee:




    (i)
Aggregate sale price
 of securities sold during the fiscal year pursuant to
 section 24(f):
$738,672,766



   (ii)
Aggregate price
 of securities redeemed or repurchased during the fiscal
 year:
$177,843,756



 (iii)
Aggregate price of
securities redeemed or repurchased during any prior
 fiscal year ending no earlier than October 11, 1995
 that were not previously used to reduce registration
 fees payable to the Commission:
$0




  (iv)
Total available redemption credits [add Items
 5(ii) and 5(iii)]:
$177,843,756



   (v)
Net sales
 - If Item 5(i) is greater than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:
$560,829,010



 (vi)

Redemption credits available for use in future years
 - if Item 5(i) is less than Item 5(iv)[subtract Item
 5(iv) from Item (5(i)]:
0



(vii)
Multiplier for
 determining registration fee (See instruction C.9)
:
x  .0001146



(viii)
Registration fee due
[multiply Item 5(v) by Item 5(vii)] enter  " 0 "
  if no fee is due.
=  $64,271



6
Prepaid
Shares


If the response to Item 5(i) was determined
 by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
 this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if
this Form is being filed more than 90 days
after the end of the issuer's fiscal year
(See Instruction D):
+  $0



8
Total amount
 of the registration fee due plus any interest
 due [line 5(viii) plus line 7]:
=  $0






9
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:





Method of Delivery:  N/A
 	[  ] Wire Transfer
	[  ] Mail or other means




SIGNATURES

This report has been signed below by the
 following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ James D. Pierce

James D. Pierce


Assistant Treasurer


Date: March 21, 2012